PIA High Yield Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 0.2%	Shares	Value
Building Materials - 0.2%
Northwest Hardwoods (c)(d)	2,996	$149,800
TOTAL COMMON STOCKS (Cost $137,017)		149,800

CORPORATE BONDS - 92.9%	Principal Amount
Aerospace/Defense - 1.1%
F-Brasile SpA / F-Brasile US LLC, 7.38%, 08/15/2026 (a)	$700,000	695,646

Agriculture - 1.1%
Vector Group Ltd., 5.75%, 02/01/2029 (a)	750,000	687,855

Airlines - 1.1%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	943,000	689,861

Auto Manufacturers - 1.3%
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	800,000	808,825

Building Materials - 3.5%
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (a)	775,000	774,074
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	725,000	662,608
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	650,000	631,152
8.88%, 11/15/2031 (a)	150,000	158,967
		2,226,801

Chemicals - 10.9%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	932,000	592,464
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	725,000	589,203
12.00%, 02/15/2031 (a)	250,000	255,833
GPD Cos., Inc., 10.13%, 04/01/2026 (a)	910,000	837,901
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	750,000	655,959
Iris Holdings, Inc., 8.75% (9.50% PIK), 02/15/2026 (a)(f)	762,000	655,328
Mativ Holdings, Inc., 6.88%, 10/01/2026 (a)	780,000	756,221
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 05/15/2026 (a)	1,124,000	259,903
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	755,000	756,041
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	300,000	274,505
6.63%, 05/01/2029 (a)	615,000	559,924
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	775,000	659,382
		6,852,664

Coal - 1.0%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	725,000	651,764

Commercial Services - 9.7%
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (a)	650,000	630,199
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	650,000	664,502
Cimpress PLC, 7.00%, 06/15/2026	785,000	782,084
CPI CG, Inc., 8.63%, 03/15/2026 (a)	700,000	687,578
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	650,000	607,175
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	850,000	782,135
StoneMor, Inc., 8.50%, 05/15/2029 (a)	815,000	592,203
VT Topco, Inc., 8.50%, 08/15/2030 (a)	650,000	678,594
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)	750,000	728,122
		6,152,592

Computers - 1.1%
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	660,000	698,775

Distribution/Wholesale - 2.7%
Verde Purchaser LLC, 10.50%, 11/30/2030 (a)	1,025,000	1,072,406
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	625,000	647,440
		1,719,846

Diversified Financial Services - 2.2%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	320,000	307,904
6.88%, 04/15/2030 (a)	350,000	336,015
9.25%, 07/01/2031 (a)	135,000	141,919
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029 (a)	600,000	624,336
		1,410,174

Engineering & Construction - 3.3%
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	625,000	665,425
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	650,000	639,226
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	811,000	806,582
		2,111,233

Entertainment - 1.9%
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (a)	775,000	549,897
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	717,000	672,654
		1,222,551

Food - 2.5%
B&G Foods, Inc., 5.25%, 04/01/2025	224,000	223,445
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	647,000	651,017
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	840,000	737,093
		1,611,555

Food Service - 1.5%
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	235,000	220,230
10.50%, 05/15/2029 (a)	785,000	713,300
		933,530

Forest Products & Paper - 1.5%
Mercer International, Inc.
12.88%, 10/01/2028 (a)	300,000	322,425
5.13%, 02/01/2029	700,000	604,139
		926,564

Healthcare-Services - 3.6%
Heartland Dental LLC / Heartland Dental Finance Corp.
8.50%, 05/01/2026 (a)	425,000	419,424
10.50%, 04/30/2028 (a)	375,000	394,219
Kedrion SpA, 6.50%, 09/01/2029 (a)	770,000	693,906
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (a)	1,000,000	738,605
		2,246,154

Household Products/Wares - 0.9%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/2026 (a)	575,000	553,193

Internet - 1.0%
ION Trading Technologies Sarl, 5.75%, 05/15/2028 (a)	700,000	628,624

Iron/Steel - 1.2%
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	850,000	740,473

Leisure Time - 1.0%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	600,000	633,549

Machinery-Diversified - 3.6%
GrafTech Finance, Inc., 4.63%, 12/15/2028 (a)	904,000	592,447
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (a)	150,000	120,188
Husky III Holding Ltd., 13.00% (13.75% PIK), 02/15/2025 (a)(f)	468,000	468,420
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	300,000	307,484
OT Merger Corp., 7.88%, 10/15/2029 (a)	994,000	647,183
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/2026 (a)	132,000	132,106
		2,267,828

Media - 4.0%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026 (a)	995,000	626,565
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	800,000	437,622
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	570,000	500,342
7.38%, 06/30/2030 (a)	250,000	241,685
Urban One, Inc., 7.38%, 02/01/2028 (a)	875,000	751,485
		2,557,699

Metal Fabricate/Hardware - 1.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	785,000	719,025

Mining - 1.1%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (a)	650,000	681,688

Miscellaneous Manufacturing - 1.1%
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	665,000	712,776

Office-Business Equipment - 2.3%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	885,000	795,226
Xerox Holdings Corp., 5.50%, 08/15/2028 (a)	725,000	657,017
		1,452,243

Oil & Gas Services - 4.1%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	750,000	735,060
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/2025 (a)	775,000	775,814
Enerflex Ltd., 9.00%, 10/15/2027 (a)	665,000	669,182
Welltec International ApS, 8.25%, 10/15/2026 (a)	400,000	407,818
		2,587,874

Packaging & Containers - 3.5%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	750,000	695,379
LABL, Inc.
9.50%, 11/01/2028 (a)	425,000	425,545
5.88%, 11/01/2028 (a)	450,000	403,643
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (a)	625,000	667,454
		2,192,021

Pipelines - 9.1%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	275,000	275,303
6.88%, 01/15/2029	416,000	410,369
8.25%, 01/15/2032 (a)	165,000	169,325
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	910,000	808,586
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	750,000	788,295
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	375,000	378,774
8.38%, 02/15/2032 (a)	342,000	347,676
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
9.00%, 10/15/2026 (a)(b)	765,000	757,717
12.00%, 10/15/2026 (a)	300,000	297,750
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/2026	905,000	839,910
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	650,000	660,885
		5,734,590

Retail - 2.3%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	750,000	713,351
Staples, Inc., 7.50%, 04/15/2026 (a)	775,000	745,827
		1,459,178

Software - 3.1%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	800,000	712,500
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.63%, 05/01/2028 (a)	625,000	558,188
Rocket Software, Inc., 6.50%, 02/15/2029 (a)	835,000	707,662
		1,978,350

Transportation - 2.2%
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	750,000	653,539
Rand Parent LLC, 8.50%, 02/15/2030 (a)	735,000	714,830
		1,368,369

Water - 1.3%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	795,000	796,247
TOTAL CORPORATE BONDS (Cost $62,081,070)		58,710,117

SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%	Shares
Fidelity Government Portfolio - Institutional Class, 5.20% (e)	3,157,744	3,157,744
TOTAL SHORT-TERM INVESTMENTS (Cost $3,157,744)		3,157,744

TOTAL INVESTMENTS - 98.1% (Cost $65,375,831)		62,017,661
Other Assets in Excess of Liabilities - 1.9%		1,204,677
TOTAL NET ASSETS - 100.0%		$63,222,338
Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $54,855,842 or 86.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of February 29, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $149,800 or 0.2% of net assets as of February 29, 2024.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of February 29, 2024.
(f)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

PIA High Yield Fund
Summary of Fair Value Disclosure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$–	$149,800	$149,800
Fixed Income Securities
Corporate Bonds	–	58,710,117	–	58,710,117
Total Fixed Income Securities	–	58,710,117	–	58,710,117
Money Market Funds	3,157,744	–	–	3,157,744
Total Investments	$3,157,744	$58,710,117	$149,800	$62,017,661

Refer to the Schedule of Investments for industry classifications.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2023	$149,800
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of February 29, 2024	$149,800

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at February 29, 2024, and still classified as Level 3 was $0.